Federated Hermes International Leaders Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.0%
		Australia—1.5%
1,549,000		Orica Ltd.	$16,610,057
		Canada—0.4%
68,000		Canadian Pacific Railway Ltd.	4,788,166
		China—0.9%
437,300	[1]	Alibaba Group Holding Ltd.	5,774,883
69,625	[1]	Prosus NV	4,316,057
		TOTAL	10,090,940
		Denmark—0.7%
23,400	[1]	Genmab A/S	7,840,587
		Finland—2.0%
1,624,000		Metso Outotec Ojy	13,596,824
825,100		Nordea Bank Abp	9,167,683
		TOTAL	22,764,507
		France—25.1%
688,400	[1]	Accor SA	23,281,722
147,700	[1]	Airbus Group SE	18,631,402
86,987		Amundi SA	5,992,412
598,750		AXA SA	16,085,382
283,737		BNP Paribas SA	16,439,283
28,566		Capgemini SE	6,012,367
766,800		Edenred	34,640,577
44,675		Kering	31,345,707
21,750		LVMH Moet Hennessy Louis Vuitton SA	15,776,102
320,700	[1]	Renault S.A.	10,066,660
145,976		Safran SA	18,382,892
115,800		Sanofi	12,150,038
23,900		Teleperformance	8,777,602
414,000		TotalEnergies SE	21,001,799
194,700		Vinci SA	20,405,350
528,600	[1]	Worldline SA	27,140,194
		TOTAL	286,129,489
		Germany—13.7%
60,275		Adidas AG	14,326,476
110,000		Bayer AG	6,353,229
101,900		Beiersdorf AG	10,329,989
426,500	[1]	Daimler Truck Holding AG	12,984,731
172,350		Deutsche Post AG	8,726,164
180,653		Rheinmetall AG	27,004,998
421,700		RWE AG	19,617,881
249,744		SAP SE	28,371,924
147,900		Siemens AG	21,004,832
665,500	[1]	ThyssenKrupp AG	7,168,456
		TOTAL	155,888,680
		Hong Kong—1.0%
1,085,400		AIA Group Ltd.	11,285,668

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—2.1%
303,105		CRH PLC	$13,651,520
43,991	[1]	ICON PLC	10,470,298
		TOTAL	24,121,818
		Italy—1.4%
6,392,000	[2]	Intesa Sanpaolo SpA	16,386,462
		Japan—11.2%
77,600		Daifuku Co.	5,570,428
348,100		Komatsu Ltd.	8,028,116
65,300		Makita Corp.	2,323,544
4,030,200		Mitsubishi UFJ Financial Group, Inc.	25,047,957
122,600		Murata Manufacturing Co. Ltd.	8,454,402
52,100		Nidec Corp.	4,499,224
99,900		Omron Corp.	6,780,582
45,800		Shin-Etsu Chemical Co. Ltd.	7,079,853
233,700		SoftBank Group Corp.	10,487,894
80,500		Sony Group Corp.	8,241,938
1,026,800		Subaru Corp.	16,962,688
485,500		Terumo Corp.	15,746,369
171,400		Yamaha Corp.	8,021,185
		TOTAL	127,244,180
		Mexico—0.4%
60,600		Fomento Economico Mexicano, SA de C.V., ADR	4,872,240
		Netherlands—4.3%
28,965		ASML Holding N.V.	19,093,853
1,147,368		Shell PLC	30,403,573
		TOTAL	49,497,426
		Norway—0.6%
230,100		Schibsted A/S	6,644,875
		Russia—0.3%
136,600		Coca-Cola HBC AG	3,447,346
		Singapore—1.2%
536,339		DBS Group Holdings Ltd.	13,461,356
		South Africa—0.8%
186,213		Anglo American PLC	9,508,518
		Spain—1.4%
4,764,682		Banco Santander, S.A.	15,875,304
		Switzerland—6.5%
280,500		Adecco Group AG	13,167,595
260,535		Julius Baer Gruppe AG	15,095,881
33,562		Lonza Group AG	23,328,490
153,700		Nestle S.A.	20,066,641
156,000		UBS Group AG	2,862,101
		TOTAL	74,520,708
		United Arab Emirates—0.5%
1,841,903	[1]	Network International Holdings Ltd.	5,452,738
		United Kingdom—15.5%
432,717		AstraZeneca PLC	52,484,119
365,600		Aveva Group PLC	12,190,791
6,118,195		Barclays PLC	14,786,853
294,900		British American Tobacco PLC	12,933,871

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
756,900	[1]	Compass Group PLC	$17,001,112
243,600		Diageo PLC	12,088,518
1,985,000	[1]	Informa PLC	15,576,200
40,700		Linde PLC	11,895,528
4,203,000		Natwest Group PLC	12,794,361
3,989,000	[1]	SSP Group PLC	14,916,258
		TOTAL	176,667,611
		United States—2.5%
306,700		Schlumberger Ltd.	12,034,908
926,400		Stellantis N.V.	16,624,688
		TOTAL	28,659,596
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,054,139,841)	1,071,758,272
		PREFERRED STOCK—1.0%
		Germany—1.0%
57,900		Volkswagen AG, Pfd. Annual Dividend €4.86 (IDENTIFIED COST $11,820,301)	11,556,655
		INVESTMENT COMPANY—4.2%
121,953		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	121,953
47,936,430		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	47,926,843
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,051,058)	48,048,796
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,114,011,200)	1,131,363,723
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	9,101,195
		TOTAL NET ASSETS—100%	$1,140,464,918
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total
Value as of 11/30/2021	$—	$—	$—
Purchases at Cost	$548,489	$171,896,815	$172,445,304
Proceeds from Sales	$(426,536)	$(123,965,176)	$(124,391,712)
Change in Unrealized Appreciation/Depreciation	NA	$(2,263)	$(2,263)
Net Realized Gain/(Loss)	NA	$(2,533)	$(2,533)
Value as of 2/28/2022	$121,953	$47,926,843	$48,048,796
Balance of Shares Held as of 2/28/2022	121,953	47,936,430	48,058,383
Dividend Income	$871	$3,031	$3,902
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$12,034,908	$—	$—	$12,034,908
International	20,130,704	1,039,592,660	—	1,059,723,364
Preferred Stock
International	—	11,556,655	—	11,556,655
Investment Companies	48,048,796	—	—	48,048,796
TOTAL SECURITIES	$80,214,408	$1,051,149,315	$—	$1,131,363,723
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt